Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (5,039)	$ 2,088	$ (6,145)
Adjustments to reconcile net (loss) income to net cash generated from (used in) operating activities:
Depreciation and amortization	1,780	1,641	1,667
Stock-based compensation	1,462	1,421	1,589
Provisions for obsolete inventories	1,359	1,328	642
Net gain recognized on long-term investments	(788)	(9,916)
Gain on sale of long-term investments			(20)
Gain on sale of real estate	(500)
Loss (gain) on disposal of property and equipment, net	2	(6)	(137)
Deferred income taxes	(133)	(155)	40
Changes in operating assets and liabilities:
Accounts receivable, net	1,053	(2,204)	(1,979)
Inventories	133	(2,286)	(697)
Prepaid expenses and other current assets	981	(1,031)	(139)
Deferred charges	(571)	(983)	(553)
Operating lease right of use assets	(1,477)
Notes and accounts payable	285	2,122	(1,869)
Income tax payable	198	72	161
Accrued expenses and other current liabilities	661	(105)	186
Operating lease liabilities	1,494
Accrued pension liabilities	(42)	(20)	13
Other liabilities	3	(1)	3
Net cash generated from (used in) operating activities	861	(8,035)	(7,238)
CASH FLOWS FROM INVESTING ACTIVITIES
Short-term investments	(34,649)	(11,197)	(8,505)
Property and equipment	(1,672)	(1,272)	(704)
Decrease (increase) in other assets	6	(12)	22
Cash received on maturity of short-term investments	4,953	22,540	12,635
Disposal of long-term investments	7,061	2,582
Return of capital from long-term investments			1,163
Sale of real estate	2,169
Disposal of property and equipment	1	16	145
Net cash (used in) provided by investing activities	(22,131)	12,657	4,756
CASH FLOWS FROM FINANCING ACTIVITIES
Acquisition of treasury stock	(510)	(451)	(708)
Exercise of stock options	7	10	29
Issuance of ordinary shares under the Employee Stock Purchase Plan	109	86	84
Net cash used in financing activities	(394)	(355)	(595)
EFFECTS OF CHANGES IN FOREIGN EXCHANGE RATE	(53)	(374)	268
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(21,717)	3,893	(2,809)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF THE YEAR	32,448	28,555	31,364
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF THE YEAR	10,731	32,448	28,555
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for tax	$ 1,171	$ 1,218	$ 818